Share capital - Rio Tinto plc - Summary of share capital (Parenthetical) (Detail) - Rio Tinto plc [member] $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) £ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) £ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) £ / shares shares	Dec. 31, 2015 USD ($)
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued	35,380	35,380	26,241	26,241	33,210	33,210
Number of shares bought back	63,984,287		32,937,109		0
Share capital | $	$ 211.0	$ 211.0	$ 220.0	$ 220.0	$ 224.0	$ 224.0	$ 224.0
Treasury stock reissued | $	$ 6.0		$ 2.0		$ 4.0
Rio Tinto Plc employee share based payment plans [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued	0	0	0	0	0	0
Exercise prices per share | £ / shares		$ 16.53		$ 28.63		$ 16.53
Market value per share | £ / shares		$ 43.79		$ 37.78		$ 32.23
Rio Tinto Plc employee share based payment plans [member] | Treasury shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Shares reissued from treasury	106,045		147,126		743,380
Global employee share plan [member]
Disclosure Of Classes Of Share Capital [Line Items]
Share capital | $	$ 1.0	$ 1.0	$ 1.0	$ 1.0	$ 0.9	$ 0.9